Reporting entity and going concern - Additional information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reporting entity and going concern [Abstract]
Loss for the year	$ (46,408,453)	$ (13,207,200)	$ (32,619,381)
Accumulated deficit	(158,573,664)	(112,731,831)
Working capital	17,863,159	1,106,222
Cash and cash equivalents	$ 18,861,029	$ 2,450,239	$ 11,804,907	$ 15,144,419